Segment Information - Additional Information (Details) - Sarcos Corp and Subsidiaries - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
South Korea [Member]
Segment Reporting Information [Line Items]
Revenue earned from customers	$ 71	$ 0	$ 71	$ 0	$ 71
Israel [Member]
Segment Reporting Information [Line Items]
Revenue earned from customers						$ 186